Investment in associate and investment at FVTPL (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about investment property [abstract]
Schedule of Investment in Associate and Investment

	Investment in associate	Investment at FVTPL
	$	$

Balance, August 31, 2020	2,052,008	-
Share of loss in One Up	(103,930)	-
Discontinue use of equity method on retained interest in former associate	(1,948,078)	2,048,039
Change in fair value of investment at FVTPL	-	581,812
Balance, August 31, 2021	-	2,629,851